Kovitz Core Equity ETF
Schedule of Investments
July 31, 2023 - (Unaudited)
COMMON STOCKS — 99.68% Shares Fair Value
Communications — 16.03%
Alphabet, Inc., Class A
(a)
79,049 $ 10,491,383
Alphabet, Inc., Class C
(a)
327,939 43,651,960
Charter Communications, Inc., Class A
(a)
59,038 23,921,607
Expedia Group, Inc.
(a)
77,700 9,520,581
Meta Platforms, Inc., Class A
(a)
116,995 37,274,608
Spotify Technology SA
(a)
59,081 8,827,292
Walt Disney Co. (The)
(a)
144,737 12,865,672
146,553,103
Consumer Discretionary — 17.20%
Amazon.com, Inc.
(a)
251,567 33,629,477
CarMax, Inc.
(a)
304,760 25,176,224
General Motors Co. 498,158 19,114,322
Gildan Activewear, Inc. 624,430 19,419,773
Hasbro, Inc. 245,847 15,871,882
Las Vegas Sands Corp.
(a)
338,931 20,271,463
Lowe's Companies, Inc. 101,663 23,816,591
157,299,732
Consumer Staples — 9.56%
Diageo PLC - ADR 98,914 17,402,929
Dollar Tree, Inc.
(a)
208,442 32,168,854
Philip Morris International, Inc. 379,028 37,796,672
87,368,455
Financials — 20.43%
American Express Co. 159,442 26,926,565
Aon PLC, Class A 41,296 13,152,776
Berkshire Hathaway, Inc., Class B
(a)
105,456 37,116,294
Blackstone Group L.P. (The), Class A 189,135 19,819,457
Charles Schwab Corp. (The) 569,823 37,665,299
Intercontinental Exchange, Inc. 200,097 22,971,136
JPMorgan Chase & Co. 184,199 29,096,074
186,747,601
Health Care — 4.39%
Abbott Laboratories 6,210 691,359
Becton, Dickinson and Co. 137,352 38,269,015
Stryker Corp. 4,261 1,207,610
40,167,984
Industrials — 9.30%
Equifax, Inc. 2,870 585,710
Graco, Inc. 13,793 1,094,199
Hayward Holdings, Inc.
(a)
466,819 6,236,702
Jacobs Solutions, Inc. 255,691 32,066,209
Johnson Controls International PLC 10,343 719,356
Keysight Technologies, Inc.
(a)
115,143 18,547,234
Lincoln Electric Holdings, Inc. 6,063 1,216,904
PACCAR, Inc. 275,819 23,756,290

Kovitz Core Equity ETF
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS — 99.68% - (continued) Shares Fair Value
Industrials — 9.30% - (continued)
Verisk Analytics, Inc. 3,454 $ 790,758
85,013,362
Materials — 1.95%
PPG Industries, Inc. 123,649 17,793,091
Technology — 20.82%
Analog Devices, Inc. 157,672 31,460,294
Apple, Inc. 137,468 27,005,589
Arista Networks, Inc.
(a)
83,032 12,877,433
Autodesk, Inc.
(a)
79,003 16,747,846
Microsoft Corp. 6,863 2,305,419
Motorola Solutions, Inc. 88,533 25,376,214
Salesforce, Inc.
(a)
129,227 29,077,367
Splunk, Inc.
(a)
112,066 12,140,110
Texas Instruments, Inc. 7,469 1,344,420
Visa, Inc., Class A 135,135 32,125,644
190,460,336
Total Common Stocks (Cost $707,199,349) 911,403,664
Other Assets in Excess of Liabilities — 0.32% 2,899,224
NET ASSETS — 100.00% $ 914,302,888
(a) Non-income producing security.
ADR - American Depositary Receipt